SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Period-end MYR : US$1 exchange rate [Member]
Foreign currencies translation exchange rate	3.7758		3.2112
Period-average MYR : US$1 exchange rate [Member]
Foreign currencies translation exchange rate	3.6352		3.2653
Period-end RMB : US$1 exchange rate [Member]
Foreign currencies translation exchange rate	6.0888		6.1552
Period-average RMB : US$1 exchange rate [Member]
Foreign currencies translation exchange rate	6.1128		6.1397
Period-end HK$ : US$1 exchange rate [Member]
Foreign currencies translation exchange rate	7.7522		7.7511
Period-average HK$ : US$1 exchange rate [Member]
Foreign currencies translation exchange rate	7.7535		7.7557
Year-end MYR : US$1 exchange rate [Member]
Foreign currencies translation exchange rate		3.5000		3.2913
Year-average MYR : US$1 exchange rate [Member]
Foreign currencies translation exchange rate		3.2724		3.1372
Year-end RMB : US$1 exchange rate [Member]
Foreign currencies translation exchange rate		6.1460		6.1104
Year -average RMB : US$1 exchange rate [Member]
Foreign currencies translation exchange rate		6.1457		6.1905
Year -end HK$ : US$1 exchange rate [Member]
Foreign currencies translation exchange rate		7.7577		7.7544
Year -average HK$ : US$1 exchange rate [Member]
Foreign currencies translation exchange rate		7.7547		7.7564